Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
ACQUISITIONS
Acquisitions

3. ACQUISITIONS

Acquisition of Alabama Graphite

On April 23, 2018, the Company completed its acquisition of 100% of the outstanding securities of Alabama Graphite Corp. (“Alabama Graphite”) for total consideration of $8.9 million.  Alabama Graphite is a Canadian entity that indirectly holds a 100% interest in the Coosa graphite project and Coosa mineral properties located in Alabama.  The consideration was comprised of $2.4 million in cash used to fund Alabama Graphite’s operating activities prior to completion of the Alabama Graphite transaction and certain related transaction costs, $6.4 million in common stock of the Company and $89,000 for warrants and options in the Company.  Each Alabama Graphite ordinary share was exchanged for 0.0016 common share of WWR.  Each warrant and option of Alabama Graphite was also exchanged for warrants and options exercisable for common shares of WWR on the same terms and conditions as were applicable prior to the Alabama Graphite transaction, except that the exercise price was converted for the 0.0016 share exchange ratio and for the USD exchange rate on the agreement date which was $0.77809 (CAD to USD) on December 13, 2017.  As a result, the Company issued 232,504 new shares, 7,280 options and 42,888 warrants.  The value of the Company’s common stock issued as consideration was based upon the opening share price on April 23, 2018 of $27.50.  The operating results of Alabama Graphite are included in the Consolidated Statement of Operations commencing April 23, 2018.

The Alabama Graphite loan from WWR was $1.8 million on April 23, 2018 and was incorporated into the final acquisition accounting and therefore was eliminated as of June 30, 2018.  Acquisition related costs were $1.9 million as of June 30, 2018, of which, $0.6 million was capitalized as additional cash consideration at the acquisition date for certain transaction costs that were directly related to the asset acquisition.

The acquisition of Alabama Graphite was accounted for as an asset acquisition in accordance with ASC 360 as “substantially all” of the purchase consideration was concentrated in a single identifiable asset for graphite mineral interests.  WWR controls the Board of Directors and senior management positions of Alabama Graphite and has overall control over the day-to-day activities of the acquired entity.

The following summarizes the preliminary allocation of purchase price to the fair value of assets acquired and liabilities assumed as of the acquisition date (in thousands):

Consideration:
Cash	$2,397
Issuance of 232,504 common shares for replacement of Alabama Graphite shares	6,394
Issuance of 7,280 options for replacement of Alabama Graphite options	35
Issuance of 42,888 warrants for replacement of Alabama Graphite warrants	54
$8,880

The fair value of the consideration given was allocated as follows:
Assets:
Cash and cash equivalents	$17
Short-term receivables	113
Prepaid expenses	42
Property, plant, equipment and graphite mineral interests	8,973
Total assets	9,145
Liabilities:
Accounts payable and accrued liabilities	265
Total liabilities	265
Net assets	$8,880

The carrying value of the current assets acquired and liabilities assumed approximated the fair value due to the short-term nature of these items.  The fair value of the graphite mineral interests was estimated using a discounted cash flow approach and market comparables.  Key assumptions used in the discounted cash flow analysis include discount rates, mineral resources, future timing of production, recovery rates and future capital and operating costs.

3. ACQUISITIONS

Acquisition of Alabama Graphite

On April 23, 2018, the Company completed its acquisition of 100% of the outstanding securities of Alabama Graphite Corp. (“Alabama Graphite”) for total consideration of $8.9 million. Alabama Graphite is a Canadian entity that indirectly holds a 100% interest in the Coosa graphite project and Coosa mineral properties located in Alabama. The consideration was comprised of $2.4 million in cash used to fund Alabama Graphite’s operating activities prior to completion of the Alabama Graphite transaction and certain related transaction costs, $6.4 million in common stock of the Company and $89,000 for warrants and options in the Company. Each Alabama Graphite ordinary share was exchanged for 0.08 common share of WWR. Each warrant and option of Alabama Graphite was also exchanged for warrants and options exercisable for common shares of WWR on the same terms and conditions as were applicable prior to the Alabama Graphite transaction, except that the exercise price was converted for the 0.08 share exchange ratio and for the USD exchange rate on the agreement date which was $0.77809 (CAD to USD) on December 13, 2017. As a result, the Company issued 11,625,210 new shares, 364,000 options and 2,144,378 warrants. The value of the Company’s common stock issued as consideration was based upon the opening share price on April 23, 2018 of $0.55. The operating results of Alabama Graphite are included in the Consolidated Statement of Operations commencing April 23, 2018.

The Alabama Graphite loan from WWR was $1.8 million on April 23, 2018 and was incorporated into the final acquisition accounting and therefore was eliminated as of June 30, 2018. Acquisition related costs were $1.9 million as of June 30, 2018, of which, $0.6 million was capitalized as additional cash consideration at the acquisition date for certain transaction costs that were directly related to the asset acquisition.

The acquisition of Alabama Graphite was accounted for as an asset acquisition in accordance with ASC 360 as “substantially all” of the purchase consideration was concentrated in a single identifiable asset for graphite mineral interests. WWR controls the Board of Directors and senior management positions of Alabama Graphite and has overall control over the day-to-day activities of the acquired entity.

The following summarizes the preliminary allocation of purchase price to the fair value of assets acquired and liabilities assumed as of the acquisition date (in thousands):

Consideration:
Cash	$2,397
Issuance of 11,625,210 common shares for replacement of Alabama Graphite shares	6,394
Issuance of 364,000 options for replacement of Alabama Graphite options	36
Issuance of 2,144,378 warrants for replacement of Alabama Graphite warrants	54
$8,881

The fair value of the consideration given was allocated as follows:
Assets:
Cash and cash equivalents	$17
Short-term receivables	113
Prepaid expenses	42
Property, plant, equipment and graphite mineral interests	8,973
Total assets	9,145
Liabilities:
Accounts payable and accrued liabilities	264
Total liabilities	264
Net assets	$8,881

The carrying value of the current assets acquired and liabilities assumed approximated the fair value due to the short-term nature of these items. The fair value of the graphite mineral interests is a non-recurring level 3 fair value measurement and was estimated using a discounted cash flow approach and market comparables. Key assumptions used in the discounted cash flow analysis include discount rates, mineral resources, future timing of production, recovery rates and future capital and operating costs.

Acquisition of Lithium Properties

Option Agreement for Lithium Brine Claims

On March 24, 2017, the Company’s wholly owned subsidiary Lithium Holdings Nevada LLC entered into an option agreement to purchase a block of unpatented placer mining claims covering an area of approximately 3,000 acres within the Columbus Salt Marsh area of Esmeralda County, Nevada. The claims adjoin a portion of the Company’s current property holdings at its Columbus Basin project, expanding the project area within the basin to approximately 14,200 acres. On March 24, 2018, the Company exercised the option and acquired the mineral property claims in exchange for 200,000 shares of WWR common stock, which were issued on April 18, 2018 and a 1% net smelter return royalty on the claims.